SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives for significant property and equipment
Category	Economic Useful Life
Office furniture and fixtures	3-5 years
Machinery and equipment	5-7 years
Intangible Assets	7-12 years

Category	Economic Useful Life
Office furniture and fixtures	3-5 years
Machinery and equipment	5-7 years
Intangible Assets	7-12 years

Intangible assets
Intangible Assets	March 31, 2022	December 31, 2021
Accumulated Amortization	(298,815)	(236,130)
Customer Relationships	211,000	211,000
Equipment Design Documentation	2,675,000	2,675,000
Operational Software & Website	305,470	301,274
Trademarks	216,800	216,800
Total Intangible Assets	3,109,455	3,167,944

	December 31,
Intangible Assets	2021	2020
Accumulated Amortization	(236,130)	-
Customer Relationships	211,000	211,000
Equipment Design Documentation	2,675,000	2,675,000
Operational Software & Website	301,275	298,280
Trademarks	216,800	-
Total Intangible Assets	3,167,945	3,184,280

Liquidity and Capital Resources
	Three months ending March 31,
	2022	2021
Net cash provided by Operating Activities	182,193	(91,237)
Net cash provided by Investing Activities	(4,195)	(2,995)
Net cash provided by Financing Activities	(327,234)	148,291

Inventory
	March 31, 2022	December 31, 2021
Inventory
Equipment Parts Inventory	690,948	731,863
Finished Goods Inventory	327,743	161,918
Sales Demo Inventory	862,090	885,514
Work in process Inventory	43,247	11,657
Total Inventory	1,924,028	1,790,952

	Year Ended December 31,
Inventory	2021	2020
Equipment Parts Inventory	731,863	690,070
Finished Goods Inventory	161,918	181,453
Sales Demo Inventory	885,514	1,281,564
Work in process Inventory	11,657	19,240
Total Inventory	1,790,952	2,172,327

Fixed Assets
	March 31, 2022	December 31, 2021
Capital Assets
Equipment and Furniture
Accumulated Depreciation	(213,802)	(186,526)
Machinery & Equipment	797,696	797,695
Office and Computer Equipment	8,420	8,420
Office Furniture	31,029	31,029
R&D Equipment	37,973	37,973
Vehicles	9,989	9,989
Property and Equipment	671,305	698,580

	December 31,
Fixed Assets	2021	2020
Accumulated Depreciation	(186,526)	(26,409)
Machinery & Equipment	797,695	794,945
Office & Computer Equipment	8,420	8,420
Office Furniture	31,029	31,029
R&D Equipment	37,973	31,053
Vehicles	9,989	9,989
Total Fixed Assets	698,580	849,027

Liabilities
	December 31,
	2021	2020
Liabilities
Current Liabilities
Accounts Payable	105,493	55,756
Deferred Revenue	91,775	779,128
Credit cards	7,950	-
Lease liability current portion	171,757	181,199
Sales Tax Liability	15,456	12,665
Total Current Liabilities	392,431	1,028,749
Long Term Liabilities	907,013	1,169,373
Total Liabilities	1,299,444	2,198,122

Long Term Liabilities
	December 31,
Long Term Liabilities	2021	2020
ICT Investments Loan
Note 2	261,684	689,927
Note1	-	236,841
Total ICT Investments Loan	261,684	926,768
Deferred Rent Liability	-	28,755
Lease liability - less current - Other	328,001	15,100
Total Lease liability - less current	328,001	43,855
PPP Loan	317,328	198,750
Total Long Term Liabilities	907,013	1,169,373
Total Liabilities	1,299,444	2,508,231

Cash Flows Provided By (used In) Operating, Investing And Financing Activities
	Year ended December 31,
	2021	2020
	(Restated)	(Restated)
Net cash provided by Operating Activities	1,375,287	(1,525,198)
Net cash provided by Investing Activities	(229,465)	(4,059,716)
Net cash provided by Financing Activities	(856,787)	5,911,628
Cash at the beginning of period	326,714	-
Net cash increase for period	289,035	326,714
Cash at end of period	615,749	326,714

Working Capital
	Year Ended December 31,
	2021	2020
Cash And Cash Equivalents	615,749	326,714
Working Capital (excluding cash and cash equivalents)	1,485,887	1,899,674
Total Working Capital	2,101,636	2,226,388

The company restated the statement of cash flows as of December 31, 2021 and 2020 to comply with requirements ASC 230-10-45 and ASC 842-20-45-5.